Reserves - Schedule of Reserves Roll Forward (Details) - Long-term care - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Future Policy Benefits and Expenses, pre-adoption December 31, 2020	$ 450.6	$ 462.4	$ 658.5	$ 638.8	$ 683.2
Effect of change in cash flow assumptions		0.0	12.3		(1.2)
Adjusted balance, beginning of January 1, 2021	450.6	462.4	658.5	638.8	683.2
Related reinsurance recoverable	(414.2)	(428.2)	(621.4)	(638.8)
Net future policy benefits and expenses, after reinsurance recoverable	$ 0.0	$ 0.0	$ 0.0	$ 0.0
Previously Reported
Policyholder Account Balance [Line Items]
Future Policy Benefits and Expenses, pre-adoption December 31, 2020					386.4
Adjusted balance, beginning of January 1, 2021					386.4
Effect of the remeasurement of the liability at current discount rate
Policyholder Account Balance [Line Items]
Effect of change in cash flow assumptions					250.8
Adjustment for loss contracts with NPR in excess of 100% under the modified retrospective approach
Policyholder Account Balance [Line Items]
Effect of change in cash flow assumptions					$ 1.6